Tax	6 Months Ended
Jun. 30, 2024
Income taxes paid (refund) [abstract]
Tax	Note 9: Tax
In accordance with IAS 34, the Group’s income tax expense for the half-year to 30 June 2024 is based on the best estimate of the weighted-average annual income tax rate expected for the full financial year. The tax effects of one-off items are not included in the weighted-average annual income tax rate, but are recognised in the relevant period.
An explanation of the relationship between tax expense and accounting profit is set out below:

	Half-year to 30 Jun 2024 £m	Half-year to 30 Jun 2023 £m	Half-year to 31 Dec 2023 £m

Profit before tax	3,324	3,870	3,633
UK corporation tax thereon at 25.0 per cent (2023: 23.5 per cent)	(831)	(909)	(854)
Impact of surcharge on banking profits	(83)	(141)	(164)
Non-deductible costs: conduct charges	4	(2)	(27)
Non-deductible costs: bank levy	–	–	(35)
Other non-deductible costs	(39)	(80)	(26)
Non-taxable income	27	27	53
Tax relief on coupons on other equity instruments	67	60	64
Tax-exempt gains on disposals	33	27	8
Tax losses where no deferred tax recognised	(2)	–	(2)
Remeasurement of deferred tax due to rate changes	3	(8)	(6)
Differences in overseas tax rates	–	5	1
Policyholder tax	(46)	(37)	(24)
Deferred tax asset in respect of life assurance expenses	–	64	20
Adjustments in respect of prior years	(12)	(11)	11
Tax effect of share of results of joint ventures	(1)	(1)	2
Tax expense	(880)	(1,006)	(979)